Segment Information - Summary of Company's geographic information for property and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Long Lived Assets By Geographic Areas [Line Items]
Property, Plant and Equipment, Net	$ 3	$ 8	$ 3,334
CHINA
Long Lived Assets By Geographic Areas [Line Items]
Property, Plant and Equipment, Net		0	3,321
UNITED STATES
Long Lived Assets By Geographic Areas [Line Items]
Property, Plant and Equipment, Net		$ 8	$ 13